Earnings per share	12 Months Ended
Mar. 31, 2018
Earnings per share [abstract]
Earnings per share
Earnings per share
Basic earnings per share amounts are calculated by dividing net income for the period attributable to ordinary equity holders by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings per share amounts are calculated by dividing net income attributable to ordinary equity holders by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares, if any, that would be issued on exercise of stock options. Certain performance-vested exit event options issued under the Company’s Legacy Plan (note 18) became exercisable into subordinate voting shares upon the closing of a qualifying liquidity event or sale of shares. Such instruments are not considered dilutive until the occurrence of the event that would result in conversion or exercise, and are excluded from the determination of diluted earnings per share prior to the occurrence of an exit event. The completion of the public share offering on March 21, 2017 and the secondary offering on July 5, 2017 (note 17) each represent exit events, and performance-vested exit event options that became exercisable on each date are included in the calculation of diluted earnings per share from the date of the exit event that satisfies the contingent performance conditions.
On December 2, 2016, the Company completed the Recapitalization (note 5) to simplify its share capital structure and return capital to its shareholders. In connection with the Recapitalization, the Company subdivided its outstanding common shares on the basis of 10,000,000 shares for each outstanding common share. The terms of the outstanding stock options were adjusted to conform to the share structure after the Recapitalization. On March 13, 2017 the Company further amended its articles of incorporation to redesignate its common shares as multiple voting shares and to create a class of subordinate voting shares. The effect of the share subdivision, the corresponding adjustment to the number and terms of the outstanding stock options, and the redesignation of multiple and subordinate voting shares has been applied retrospectively to prior accounting periods in calculating basic and diluted earnings per share.

	2018	2017	2016
	$	$	$
Net income	96,055	21,640	26,485
Weighted average multiple and subordinate voting shares outstanding	107,250,039	100,262,026	100,000,000
Weighted average number of shares on exercise of stock options	4,269,199	1,761,170	1,692,301
Diluted weighted average number of multiple and subordinate voting shares outstanding	111,519,238	102,023,196	101,692,301
Earnings per share
Basic	$0.90	$0.22	$0.26
Diluted	$0.86	$0.21	$0.26